Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 592,517,545	$ 435,897,718
Cost of revenue	587,142,893	428,686,593
Gross profit	5,374,652	7,211,125
Operating expenses:
Selling and distribution	2,705,604	1,242,157
General and administrative	5,996,638	4,307,141
Total operating costs and expenses	8,702,242	5,549,298
Loss/ income from operations	(3,327,590)	1,661,827
Other (income) expense:
Interest expense, net	570,691	231,633
Currency exchange loss / (gain)	4,092	(1,674)
Write off of property, plant and equipment		613
Others	(1,476)
Total other expenses	573,307	230,572
Loss/ income before provision for income taxes	(3,900,897)	1,431,255
(Write-back) / provision for income taxes	(29,484)	298,605
Net (loss)/income	(3,871,413)	1,132,650
Comprehensive (loss)/ income	(3,871,413)	1,132,650
Attributable to:
Equity holders of the Company	(3,736,007)	1,139,226
Non-controlling interests	(135,406)	(6,576)
Net income (loss) attributable to parent	$ (3,871,413)	$ 1,132,650
Basic earnings per ordinary share	$ (0.136)	$ 0.045
Diluted earnings per ordinary share	$ (0.136)	$ 0.045
Weighted average number of ordinary shares outstanding - basic	27,500,000	25,000,000
Weighted average number of ordinary shares outstanding - dilued	27,500,000	25,000,000